Dec. 31, 2016
Series G
Series G
SMA Relationship Trust

Prospectus Supplement

•	Series G

October 2, 2017

Dear Investor,

The purpose of this supplement is to update the Prospectus with respect to the Series G series of shares (the "Fund") of SMA Relationship Trust, dated May 1, 2017, as follows:

Effective on or about October 11, 2017, the Fund's investment model will be adjusted from a global ex-US equity with opportunistic emerging markets investment model to a global ex-US equity investment model.

Therefore, effective on or about October 11, 2017, the first paragraph under the heading "Series G—Fund summary" and the subheadings "Principal strategies—Principal investments," and the second paragraph under the heading "More information about the Funds—Series G" and the subheadings "Investment objective, strategies, securities selection and risks—Principal investment strategies" are deleted in their entirety and replaced by the following:

The Fund maintains an international portfolio by investing primarily in equity securities of issuers that are economically tied to a number of developed market countries throughout the world, excluding the United States. To a lesser extent, the Fund may invest in equity securities of issuers located in emerging market countries and the United States. The Fund may invest in equity securities of issuers in any capitalization range based on market conditions and in accordance with its investment objective.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.